Pension, Savings, And Other Employee Benefits	12 Months Ended
Dec. 31, 2012
Pension, Savings, And Other Employee Benefits [Abstract]
Pension, Savings, And Other Employee Benefits

Note 19 – Pension, Savings, and Other Employee Benefits

Pension plan. FHN sponsors a noncontributory, qualified defined benefit pension plan to employees hired or re-hired on or before September 1, 2007. Pension benefits are based on years of service, average compensation near retirement or other termination, and estimated social security benefits at age 65. The contributions are based upon actuarially determined amounts necessary to fund the total benefit obligation. FHN did not make any contributions to the qualified pension plan in 2012. Future decisions to contribute to the plan will be based upon pension funding requirements under the Pension Protection Act, the maximum deductible under the Internal Revenue Code, and the actual performance of plan assets. Management has assessed the need for future fund contributions, and does not currently anticipate that FHN will make a contribution to the qualified pension plan in 2013.

FHN also maintains non-qualified plans including a supplemental retirement plan that covers certain employees whose benefits under the pension plan have been limited. These other non-qualified plans are unfunded, and contributions to these plans cover all benefits paid under the non-qualified plans. Payments made under the non-qualified plans were $7.3 million for 2012 and $3.8 million for 2011. FHN anticipates making benefit payments under the non-qualified plans of $6.2 million in 2013.

In 2009, FHN's Board of Directors determined that the accrual of benefits under the qualified pension plan and the supplemental retirement plan would cease as of December 31, 2012. After that date, employees currently in the pension plan, and those currently in the Employee Non voluntary Elective Contribution (“ENEC”) program, will be able to participate in the FHN savings plan with an increased company match rate and for employees who are not eligible to participate in a bonus program, a profit sharing feature. After that time, pension status will not affect a person's ability to participate in any savings plan feature.

Savings plan. FHN has a qualified defined contribution plan that covers substantially all employees. Under this plan, employees can invest their money in any of the available investment funds. In 2012 employees participating in the qualified pension plan received a company match of 50 percent of each $1.00 invested up to 6 percent of pre-tax contributions made by the employee, subject to Code limitations, while employees who started after the pension plan was closed to new hires received an additional contribution under the ENEC program discussed below. In 2012 the company match contribution initially was invested in company stock. Following the discontinuance of the accrual of benefits under the qualified pension plan as of December 31, 2012, an increased company match rate of 100 percent of each $1.00 invested applies to all employees up to 6 percent of pre-tax contributions made by the employee, subject to Code limitations, and match contributions no longer must be invested initially in company stock. The savings plan also allows employees to invest in a non-leveraged employee stock ownership plan (“ESOP”). Cash dividends on shares held by the ESOP are charged to retained earnings and the shares are considered outstanding in computing earnings per share. The number of allocated shares held by the ESOP totaled 10,431,558 on December 31, 2012.

FHN also provides “flexible dollars” to assist employees with the cost of annual benefits and/or allow the employee to contribute to his or her qualified savings plan. These “flexible dollars” are pre-tax contributions and are based upon the employees' years of service and qualified compensation. Contributions made by FHN through the flexible benefits plan and the company matches were $16.8 million for 2012, $17.1 million for 2011 and $18.3 million for 2010.

The ENEC program was added under the FHN savings plan and is provided only to employees who are not eligible for the pension plan. With the ENEC program, FHN will generally make contributions to eligible employees' savings plan accounts based upon company performance. Contribution amounts will be a percentage of each employee's base salary (as defined in the savings plan) earned the prior year. FHN contributed $1.5 million for the plan in 2012 related to the 2011 plan year, and FHN expects to contribute $1.8 million for the plan in 2013 related to the 2012 plan year. All contributions made to eligible employees' savings plan accounts in relation to the ENEC program are invested in company stock.

Other employee benefits. FHN provides postretirement life insurance benefits to certain employees and also provides postretirement medical insurance to retirement-eligible employees. The postretirement medical plan is contributory with retiree contributions adjusted annually and is based on criteria that are a combination of the employee's age and years of service. For any employee retiring on or after January 1, 1995, FHN contributes a fixed amount based on years of service and age at the time of retirement. FHN's postretirement benefits include prescription drug benefits. The Medicare Prescription Drug, Improvement, and Modernization Act of 2003 (“the Act”) introduced a prescription drug benefit under Medicare Part D as well as a federal subsidy to sponsors of retiree health care that provide a benefit that is actuarially equivalent to Medicare Part D. FHN currently anticipates receiving a prescription drug subsidy under the Act through 2013.

Actuarial assumptions. FHN's process for developing the long-term expected rate of return of pension plan assets is based on capital market exposure as the source of investment portfolio returns. Capital market exposure refers to the Plan's broad allocation of its assets to asset classes, such as Large Cap Equity and Fixed Income. FHN also considers expectations for inflation, real interest rates, and various risk premiums based primarily on the historical risk premium for each asset class. The expected return is based upon a thirty year time horizon. Consequently, FHN selected a 6.05 percent assumption for 2013 for the defined benefit pension plan and a 3.93 percent assumption for postretirement medical plan assets dedicated to employees who retired prior to January 1, 1993.

The discount rates for the three years ended 2012 for pension and other benefits were determined by using a hypothetical AA yield curve represented by a series of annualized individual discount rates from one-half to thirty years. The discount rates are selected based upon data specific to FHN's plan and employee population. The bonds used to create the hypothetical yield curve were subjected to several requirements to ensure that the resulting rates were representative of the bonds that would be selected by management to fulfill the company's funding obligations. In addition to the AA rating, only non-callable bonds were included. Each bond issue was required to have at least $250 million par outstanding so that each issue was sufficiently marketable. Finally, bonds more than two standard deviations from the average yield were removed. When selecting the discount rate, FHN matches the duration of high quality bonds with the duration of the obligations of the plan as of the measurement date. High quality corporate bonds experienced declining yields in 2012 resulting in a discount rate lower than 2011 and therefore a higher benefit obligation. For all years presented, the measurement date of the benefit obligations and net periodic benefit costs was December 31.

The actuarial assumptions used in the defined benefit pension plan and other employee benefit plans were as follows:

		Benefit Obligations			Net Periodic Benefit Cost
		2012	2011	2010	2012	2011	2010
Discount rate
Qualified pension		4.35%	5.10%	5.70%	5.10%	5.70%	6.05%
Nonqualified pension		3.85%	4.75%	5.10%	4.75%	5.10%	5.55%
Other nonqualified pension		3.20%	4.40%	4.75%	4.40%	4.75%	5.35%
Postretirement benefits		3.80% - 4.55%	4.75% - 5.25%	5.25% - 5.95%	4.75% - 5.25%	5.25% - 5.95%	5.65% - 6.25%
Expected long-term rate of return
Qualified pension/postretirement benefits		6.05%	6.90%	8.00%	6.90%	8.00%	8.05%
Postretirement benefit (retirees prior to January 1, 1993)		3.93%	4.49%	5.20%	4.49%	5.20%	5.23%
Rate of compensation increase	(a)	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%

Due to the pension plan freeze as of December 31, 2012, the rate of compensation increase no longer applies to the qualified pension plan.

The assumed health care cost trend rates used in the other employee benefit plan was as follows:

	2012		2011
Assumed health care cost trend rates on December 31	Participants under age 65	Participants 65 years and older	Participants under age 65	Participants 65 years and older

Health care cost trend rate assumed for next year	7.50%	7.50%	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline
(the ultimate trend rate)	5.00%	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2019	2019	2017	2017

The health care cost trend rate assumption has a significant effect on the amounts reported. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(Dollars in thousands)	1% Increase	1% Decrease
Adjusted total service and interest cost components	$1,068	$(1,006)
Adjusted postretirement benefit obligation at end of plan year	21,081	(19,481)

The components of net periodic benefit cost for the plan years 2012, 2011 and 2010 are as follows:

	Total Pension Benefits			Other Benefits
(Dollars in thousands)	2012	2011	2010	2012	2011	2010
Components of net periodic benefit cost
Service cost	$14,800	$15,358	$15,225	$467	$542	$515
Interest cost	33,040	32,823	31,441	2,298	2,213	2,277
Expected return on plan assets	(39,813)	(46,885)	(47,534)	(915)	(1,188)	(1,161)
Amortization of unrecognized:
Transition (asset)/obligation	-	-	-	736	986	987
Prior service cost/(credit)	398	417	419	(9)	(9)	(8)
Actuarial (gain)/loss	35,999	21,219	14,771	(488)	(1,057)	(1,048)
Net periodic benefit cost	44,424	22,932	14,322	2,089	1,487	1,562
ASC 715 curtailment/settlement expense (a)	1,231	-	-	-	-	-
ASC 715 special termination benefits	-	258	-	-	-	-
Total periodic benefit costs	$45,655	$23,190	$14,322	$2,089	$1,487	$1,562

In 2012, lump sum payments under the supplement retirement plan triggered settlement accounting. In accordance with its practice, FHN performed a remeasurement of the plan in conjunction with the settlement and realized an ASC 715 settlement expense.

The long-term expected rate of return is applied to the market-related value of plan assets in determining the expected return on plan assets. FHN determines the market-related value of plan assets using a calculated value that recognizes changes in the fair value of plan assets over five years, as permitted by GAAP

The following tables set forth the plans' benefit obligations and plan assets for 2012 and 2011:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2012	2011	2012	2011
Change in Benefit Obligation
Benefit obligation, beginning of year	$670,056	$589,715	$45,868	$41,274
Service cost	14,800	15,358	467	542
Interest cost	33,040	32,823	2,298	2,213
Actuarial (gain)/loss	76,021	53,671	7,815	3,722
Actual benefits paid	(26,970)	(21,769)	(1,933)	(2,164)
Expected Medicare Part D reimbursement	-	-	201	281
Special termination benefits	-	258	-	-
Benefit obligation, end of year	$766,947	$670,056	$54,716	$45,868

Change in Plan Assets
Fair value of plan assets, beginning of year	$575,790	$549,616	$14,615	$16,273
Actual return on plan assets	78,172	44,272	1,266	331
Employer contributions	6,980	3,671	340	175
Actual benefits paid - settlement payments	(3,477)	-	(1,933)	(2,164)
Actual benefits paid - other payments	(23,493)	(21,769)	-	-
Fair value of plan assets, end of year	$633,972	$575,790	$14,288	$14,615

Funded status of the plans	$(132,975)	$(94,266)	$(40,428)	$(31,253)

Amounts Recognized in the Statements of
Financial Condition
Other liabilities	(132,975)	(94,266)	(40,428)	(31,253)
Net asset/(liability) at end of year	$(132,975)	$(94,266)	$(40,428)	$(31,253)

The qualified and nonqualified pension plans were underfunded as of December 31, 2012, by $80.3 million, and $52.7 million, respectively. In 2011, the qualified and nonqualified pension plans were underfunded by $40.5 million, and $53.7 million, respectively.

The accumulated benefit obligation for the pension plan was $766.9 million as of December 31, 2012, and $663.7 million as of December 31, 2011. Because of the pension freeze as of the end of 2012, the pension benefit obligation and the accumulated benefit obligation are the same as of December 31, 2012. The projected benefit obligation and the accumulated benefit obligation for the qualified pension plan exceeded all corresponding plan assets as of December 31, 2012 and 2011.

Unrecognized transition assets and obligations, unrecognized actuarial gains and losses, and unrecognized prior service costs and credits are recognized as a component of accumulated other comprehensive income. Balances reflected in accumulated other comprehensive income on a pre-tax basis for the years ended December 31, 2012 and 2011 consist of:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2012	2011	2012	2011
Amounts Recognized in Accumulated Other Comprehensive Income
Net transition (asset)/obligation	$-	$-	$-	$$736
Prior service cost/(credit)	1,280	1,678	639	630
Net actuarial (gain)/loss	324,513	324,081	480	(7,472)
Total	$325,793	$325,759	$1,119	$(6,106)

The pre-tax amounts recognized in other comprehensive income during 2012 and 2011 were as follows:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2012	2011	2012	2011
Changes in plan assets and benefit obligation recognized in other comprehensive income
Net actuarial (gain)/loss arising during measurement period	$37,646	$56,374	$7,464	$4,579
Prior service cost arising during measurement period	-	-	-	-
Items amortized during the measurement period:
Net transition (asset)/obligation	-	-	(736)	(986)
Prior service credit/(cost)	(398)	(417)	9	9
Net actuarial gain/(loss)	(37,230)	(21,219)	488	1,057
Total recognized in other comprehensive income	$18	$34,738	$7,225	$4,659

FHN utilizes the minimum amortization method in determining the amount of actuarial gains or losses to include in plan expense. Under this approach, the net deferred actuarial gain or loss that exceeds a threshold is amortized over the average remaining service period of active plan participants. The threshold is measured as the greater of: 10 percent of a plan's projected benefit obligation as of the beginning of the year or 10 percent of the market-related value of plan assets as of the beginning of the year. In conjunction with the pending freeze of the pension plans, at that time all participants will be considered inactive under applicable accounting guidance for determining the appropriate period for prospective amortization of actuarial gains and losses. Thus, effective January 1, 2013, FHN will change the amortization term for actuarial gains and losses from the estimated average remaining service period of active employees to the estimated average remaining life expectancy of the remaining participants.

The estimated net actuarial (gain)/loss, prior service cost/(credit), and transition (asset)/obligation for the plan that will amortize from accumulated other comprehensive income into net periodic benefit cost during the following fiscal year are as follows:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2012	2011	2012	2011
Net transition obligation	$-	$-	$-	$736
Prior service cost/(credit)	353	398	34	(9)
Net actuarial (gain)/loss	9,601	35,297	67	(611)

FHN does not expect any defined benefit pension plan's and other employee benefit plan's assets to be returned to FHN in 2013.

The following table provides detail on expected benefit payments, which reflect expected future service, as appropriate and projected Medicare reimbursements:

	Pension	Other	Medicare
(Dollars in thousands)	Benefits	Benefits	Reimbursements
2013	$28,103	$2,708	$377
2014	29,354	2,825	-
2015	31,979	2,927	-
2016	34,433	3,018	-
2017	36,532	3,103	-
2018-2021	216,189	16,493	-

Plan assets. FHN's overall investment goal is to create, over the life of the pension plan and retiree medical plan, an adequate pool of sufficiently liquid assets to support the pension benefit obligations to participants, retirees, and beneficiaries, as well as to partially support the medical obligations to retirees and beneficiaries. Thus, the pension plan and retiree medical plan seek to achieve a high level of investment return consistent with a prudent level of portfolio risk.

During 2010, FHN adopted an investment strategy that will reduce equities and increase long duration fixed income allocations over time with the intention of reducing volatility of funded status and pension costs. At December 31, 2012 and 2011, the target allocation to equities was 37.5 percent and 47.5 percent, respectively and the target allocation to fixed income and cash equivalents was 62.5 percent and 52.5 percent, respectively. Equity securities, some of which are included in common and collective funds, primarily include investments in large capital and small capital companies located in the U.S., as well as international equity securities in developed and emerging markets. Fixed income securities include U.S. treasuries, corporate bonds of companies from diversified industries, mortgage backed securities, and foreign bonds. Fixed income investments generally have long durations consistent with the pension liabilities of FHN. Retiree medical funds are kept in short-term investments, primarily money market funds and mutual funds. On December 31, 2012 and 2011, FHN did not have any significant concentrations of risk within the plan assets related to the pension plan or the retiree medical plan.

The fair value of FHN's pension plan assets at December 31, 2012 and December 31, 2011, by asset category classified using the Fair Value measurement hierarchy is shown in the table below. See Note 22 – Fair Value of Assets and Liabilities for more details about Fair Value measurements.

	December 31, 2012
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$10,198	$-	$-	$10,198
Equity securities:
U.S. mid and small capital	67,263	-	-	67,263
Mutual funds	364	-	-	364
Fixed income securities:
U.S. treasuries	-	7,778	-	7,778
Corporate and foreign bonds	-	180,309	-	180,309
Common and collective funds:
Corporate and foreign bonds	-	194,205	-	194,205
U.S. large capital	-	112,311	-	112,311
International	-	61,544	-	61,544
Total	$77,825	$556,147	$-	$633,972

	December 31, 2011
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$7,653	$-	$-	$7,653
Equity securities:
U.S. mid and small capital	69,466	-	-	69,466
Mutual funds	845	-	-	845
Fixed income securities:
U.S. treasuries	-	1,795	-	1,795
Corporate and foreign bonds	-	148,376	-	148,376
Common and collective funds:
Corporate and foreign bonds	-	151,346	-	151,346
U.S. large capital	-	133,030	-	133,030
International	-	63,279	-	63,279
Total	$77,964	$497,826	$-	$575,790

Any shortfall of investment performance compared to investment objectives should be explainable in terms of general economic and capital market conditions. The Retirement Investment Committee comprised of senior managers within the organization, meets at least quarterly to review asset performance and potential portfolio rebalancing. Rebalancing of pension assets is based upon a de-risking glide path, as well as liquidity needs for plan benefits. Rebalancing occurs on a quarterly basis or as improvements in funded status merit changes to the targeted allocations, as defined in the de-risking glide path. The Committee also periodically reviews other elements of risk for its pension investment program, including the organization's ability to assume pension investment risk.

The fair value of FHN's retiree medical plan assets at December 31, 2012 and December 31, 2011 by asset category are as follows:

	December 31, 2012
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$632	$-	$-	$632
Equity securities:
U.S. small capital	1,428	-	-	1,428
Mutual funds:
Equity mutual funds	7,312	-	-	7,312
Fixed income mutual funds	4,260	-	-	4,260
Fixed income securities:
U.S. treasuries	-	139	-	139
Corporate and foreign bonds	-	517	-	517
Total	$13,632	$656	$-	$14,288

	December 31, 2011
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$254	$-	$-	$254
Equity securities:
U.S. small capital	1,512	-	-	1,512
Mutual funds:
Equity mutual funds	7,599	-	-	7,599
Fixed income mutual funds	4,492	-	-	4,492
Fixed income securities:
U.S. treasuries	-	259	-	259
Corporate and foreign bonds	-	499	-	499
Total	$13,857	$758	$-	$14,615

The number of shares of FHN common stock held by the qualified pension plan was 792,607 for December 31, 2012 and 2011.